Shareholder Report, Line Graph (Details) - USD ($)									2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended		16 Months Ended	17 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended		23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended		28 Months Ended	29 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended		35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended		40 Months Ended	41 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended		47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	56 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	80 Months Ended	82 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	92 Months Ended	94 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 09, 2021	Sep. 21, 2021	Feb. 19, 2020	May 30, 2018	Apr. 18, 2018	Dec. 13, 2017	Sep. 27, 2017	Jul. 31, 2015	Jul. 31, 2018	Jan. 31, 2022	Jul. 31, 2018	Jan. 31, 2022	Jul. 31, 2020	Jul. 31, 2018	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2018	Jan. 31, 2021	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2019	Jan. 31, 2023	Jul. 31, 2019	Jan. 31, 2023	Jul. 31, 2021	Jul. 31, 2019	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2019	Jan. 31, 2022	Jul. 31, 2017	Jul. 31, 2020	Jan. 31, 2024	Jul. 31, 2020	Jan. 31, 2024	Jul. 31, 2022	Jul. 31, 2020	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2020	Jan. 31, 2023	Jul. 31, 2018	Jul. 31, 2021	Jan. 31, 2025	Jul. 31, 2021	Jan. 31, 2025	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2021	Jan. 31, 2024	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2022	Jan. 31, 2025	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000189003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Fund
Accumulated Value							$ 10,000										$ 9,929												$ 10,737											$ 11,847											$ 11,996							$ 10,727							$ 10,496					$ 11,216					$ 11,590
C000193047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Fund
Accumulated Value						$ 10,000								$ 10,060												$ 10,833											$ 11,364											$ 11,864									$ 11,057							$ 11,134					$ 11,737					$ 11,902
C000193049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Fund
Accumulated Value					$ 10,000						$ 10,037												$ 10,802											$ 11,469											$ 11,657										$ 10,890							$ 10,936						$ 11,413					$ 11,240
C000200624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Fund
Accumulated Value				$ 10,000					$ 10,031												$ 10,552											$ 10,951											$ 11,246											$ 10,796							$ 11,080						$ 11,955					$ 12,660
C000217911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Fund
Accumulated Value			$ 10,000										$ 10,691					$ 10,609							$ 10,628					$ 10,279						$ 9,550					$ 9,294						$ 9,236					$ 9,593				$ 9,808			$ 9,864				$ 10,160
C000230284 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Fund
Accumulated Value		$ 10,000										$ 9,575				$ 8,648								$ 8,925				$ 9,018							$ 9,510				$ 9,959							$ 10,353				$ 10,754
C000230731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Fund
Accumulated Value	$ 10,000									$ 8,280					$ 6,475							$ 6,515					$ 8,020						$ 8,665					$ 10,235						$ 12,160					$ 12,870
C000244148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Fund
Accumulated Value								$ 10,000												$ 10,148											$ 11,594											$ 12,735											$ 13,313							$ 12,867						$ 17,663					$ 17,895					$ 19,072	$ 21,405	$ 21,906
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg US Aggregate Bond Index
Accumulated Value		$ 10,000	$ 10,000	10,000			$ 10,000		9,999									$ 10,465			10,807									$ 10,154		11,901									$ 9,305		11,817									$ 9,500		10,740					$ 9,697		10,378						10,907					11,276
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg Municipal Bond Index
Accumulated Value					$ 10,000	10,000								10,015												10,747											11,322											11,695									10,885							10,986					11,397					11,397
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 1000 Index
Accumulated Value	10,000							10,000		9,516					8,715					10,484		8,703					9,844				12,156		10,463					11,960				14,124		13,258					13,938				15,254							17,089						23,577
JP Morgan CLOIE AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			JP Morgan CLOIE AAA Index
Accumulated Value				10,000					10,038												10,383											10,575											10,899											10,826							11,636						12,537					13,285
Bloomberg Municipal Bond 1 15 Year Blend 1 17 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Accumulated Value						$ 10,000								$ 10,030												$ 10,694											$ 11,208											$ 11,478									$ 10,887							$ 10,989					$ 11,341					$ 11,566
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value				$ 10,000					$ 10,007												$ 10,422											$ 10,887											$ 10,933											$ 10,581							$ 10,625						$ 11,227					$ 11,752
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 1000 Growth Index
Accumulated Value	$ 10,000									$ 9,203					$ 8,110							$ 7,729					$ 9,514						$ 10,432					$ 12,077						$ 13,842					$ 14,944
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 1000 Value Index
Accumulated Value								$ 10,000												$ 10,538											$ 11,989											$ 13,133											$ 13,815							$ 12,985						$ 18,091					$ 17,832					$ 19,309	$ 22,167	$ 24,116